UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: March 31, 2017

Date of reporting period: June 30, 2016

Item 1.   Schedule of Investments

REX VolMAXX Long VIX Weekly Futures Strategy ETF†
Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 25.5%
iPATH S&P 500 VIX Short-Term Futures ETN	7,541	$104,066
ProShares VIX Short-Term Futures ETF	51,206	469,047

Total Exchange-Traded Funds
(Cost $637,264)		573,113

Total Investments - 25.5%
(Cost $637,264)††		$573,113
SCHEDULE OF SECURITIES SOLD SHORT

EXCHANGE-TRADED FUND — (24.8)%
VelocityShares Daily Inverse VIX Short Term ETN	(22,251)	$(556,052)

Total Exchange-Traded Fund
(Proceeds $575,151)		(556,052)

Total Securities Sold Short - (24.8)%
(Proceeds $575,151)		$(556,052)

The open futures contracts held by the Fund at June 30, 2016, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
CBOE VIX	56	Jul-16	$(81,434)
VIX 1 Week	10	Jul-16	(55,139)
			$(136,573)

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period. The futures contracts are held by REX VolMAXX Long VIX Weekly Futures Strategy Subsidiary I as of June 30, 2016.

Percentages are based on Net Assets of $2,245,247.

†	Fund commenced operations on May 3, 2016.

††	At June 30, 2016, the tax basis cost of the Fund's investments was $637,264, and the unrealized appreciation and depreciation, excluding securities sold short, were $0 and $(64,151), respectively.

CBOE — Chicago Board Options Exchange
ETF — Exchange Traded Fund
ETN — Exchange Traded Note
S&P — Standard & Poor’s
VIX — Volatility Index

The following is a list of the level of inputs used as of June 30, 2016 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$573,113	$—	$—	$573,113
Total Investments in Securities	$573,113	$—	$—	$573,113

Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$(556,052)	$—	$—	$(556,052)
Total Securities Sold Short	$(556,052)	$—	$—	$(556,052)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(136,573)	$—	$—	$(136,573)
Total Other Financial Instruments	$(136,573)	$—	$—	$(136,573)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0.

REX VolMAXX Inverse VIX Weekly Futures Strategy ETF†
Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

Description	Shares	Fair Value

EXCHANGE-TRADED FUNDS — 26.7%
ProShares Short VIX Short-Term Futures ETF	10,148	$498,673
VelocityShares Daily Inverse VIX Short Term ETN	4,011	100,235

Total Exchange-Traded Funds
(Cost $624,521)		598,908

Total Investments - 26.7%
(Cost $624,521) ††		$598,908
SCHEDULE OF SECURITIES SOLD SHORT

EXCHANGE-TRADED FUND — (22.2)%
iPATH S&P 500 VIX Short-Term Futures ETN	(36,103)	$(498,221)

Total Exchange-Traded Fund
(Proceeds $559,505)		(498,221)

Total Securities Sold Short - (22.2)%
(Proceeds $559,505)		$(498,221)

The open futures contracts held by the Fund at June 30, 2016, are as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation
CBOE VIX	(58)	Jul-16	$73,403
VIX 1 Week	(8)	Jul-16	48,240
			$121,643

For the period ended June 30, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period. The futures contracts are held by REX VolMAXX Inverse VIX Weekly Futures Strategy Subsidiary I as of June 30, 2016.

Percentages are based on Net Assets of $2,239,592.

†	Fund commenced operations on May 3, 2016.

††	At June 30, 2016, the tax basis cost of the Fund's investments was $624,521, and the unrealized appreciation and depreciation, excluding securities sold short, were $0 and $(25,613), respectively.

CBOE — Chicago Board Options Exchange
ETF — Exchange Traded Fund
ETN — Exchange Traded Note
S&P — Standard & Poor’s
VIX — Volatility Index

The following is a list of the level of inputs used as of June 30, 2016 in valuing the Fund’s investments and other instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$598,908	$—	$—	$598,908
Total Investments in Securities	$598,908	$—	$—	$598,908

Securities Sold Short	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$(498,221)	$—	$—	$(498,221)
Total Securities Sold Short	$(498,221)	$—	$—	$(498,221)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$121,643	$—	$—	$121,643
Total Other Financial Instruments	$121,643	$—	$—	$121,643

*	Futures contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended June 30, 2016, there were no Level 3 investments.

Amounts designated as “—” are $0.

REX Exchange Traded Funds
Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, unless amortized cost is determined not to be representative of fair value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Funds’ fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

REX Exchange Traded Funds
Consolidated Schedule of Investments
June 30, 2016 (Unaudited)

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

During the period ended June 30, 2016, there were no significant changes to the Funds’ fair valuation methodologies.

Investment in Subsidiary — The REX VolMAXX Long VIX Weekly Futures Strategy ETF and REX VolMAXX Inverse VIX Weekly Futures Strategy ETF may invest in their own Subsidiary. By investing in its Subsidiary, each Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The commodity related instruments held by a Subsidiary are generally similar to those that are permitted to be held by the applicable Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. A Subsidiary, however, is not registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Thus, the REX VolMAXX Long VIX Weekly Futures Strategy ETF and REX VolMAXX Inverse VIX Weekly Futures Strategy ETF, as investors in their own Subsidiary, will not have all of the protections offered to investors in registered investment companies.

For information regarding the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent prospectus filing.

REX-QH-002-0100

Item 2.     Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: August 26, 2016

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: August 26, 2016